Bank Borrowing	12 Months Ended
Mar. 31, 2025
Bank Borrowing [Abstract]
BANK BORROWING

NOTE－12 BANK BORROWING

Bank borrowing consisted of the following:

	Term of repayments	Annual interest rate	March 31, 2025	March 31, 2024

Term loan	5 years	4.25%	$83,552	$126,287
Representing :-
Within 12 months			$46,983	$44,488
Over 1 year			36,569	81,799

			$83,552	$126,287

As of March 31, 2025 and March 31, 2024, bank borrowing was obtained from a financial institution in Singapore, which bear annual interest at a fixed rate from 4.25% and are repayable in 5 years.

 The Company’s bank borrowing is guaranteed under personal guarantees from the directors, Eng Chye Koh and Joanna Hui Cheng Soh, and a third party.